Segment Information - Summary of Balance Sheet Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	¥ 5,100,857	¥ 4,098,450	¥ 3,602,805	¥ 3,602,805
Trade accounts and other receivable	2,958,742	2,648,360	2,954,617
Finance receivables	6,756,189	6,621,604	6,657,367
Other financial assets	4,215,457	2,143,602	2,640,392
Inventories	2,888,028	2,533,892	2,731,040
Other current assets	745,070	679,804	507,654
Total current assets	22,776,800	18,963,320	19,178,450
Non-current assets
Finance receivables	12,449,525	10,417,797	10,281,028
Property, plant and equipment	11,411,153	10,534,016	10,684,105
Total non-current assets	39,490,339	35,009,043	34,237,955
Total assets	62,267,140	53,972,363	53,416,405
Current liabilities
Trade accounts and other payables	4,045,939	3,498,029	3,856,133
Short-term and current portion of long-term debt	12,212,060	9,906,755	9,701,813
Accrued expenses	1,397,140	1,256,794	1,350,252
Income taxes payable	350,880	212,276	321,316
Total current liabilities	21,460,466	18,142,209	18,482,362
Non-current liabilities
Long-term debt	13,447,575	11,434,219	11,342,315
Retirement benefit liabilities	1,035,096	1,022,161	1,002,710
Total non-current liabilities	16,518,344	14,491,142	14,278,833
Total liabilities	37,978,811	32,633,351	32,761,195
Shareholders' equity
(Consolidated) Total Toyota Motor Corporation shareholders' equity	23,404,547	20,618,888	19,907,100
(Consolidated) Non-controlling interests	883,782	720,124	748,110
(Consolidated) Total shareholders' equity	24,288,329	21,339,012	20,655,210	20,655,210
Total liabilities and shareholders' equity	62,267,140	53,972,363	53,416,405
Non-Financial Services Businesses [Member]
Current assets
Cash and cash equivalents	3,274,149	2,682,431	2,818,313	2,818,313
Trade accounts and other receivable	3,063,314	2,646,618	3,027,544
Other financial assets	3,778,119	1,849,063	2,279,004
Inventories	2,888,028	2,533,892	2,731,040
Other current assets	664,097	738,008	435,279
Total current assets	13,667,707	10,450,012	11,291,179
Non-current assets
Property, plant and equipment	6,805,166	6,228,180	6,177,114
Other	14,721,626	13,234,909	12,674,327
Total non-current assets	21,526,792	19,463,089	18,851,441
Total assets	35,194,499	29,913,101	30,142,621
Current liabilities
Trade accounts and other payables	3,801,753	3,305,034	3,687,407
Short-term and current portion of long-term debt	2,348,514	685,431	852,002
Accrued expenses	1,322,353	1,197,245	1,269,615
Income taxes payable	262,727	197,213	301,021
Other current liabilities	2,650,433	2,472,424	2,576,512
Total current liabilities	10,385,779	7,857,347	8,686,557
Non-current liabilities
Long-term debt	1,523,134	1,549,676	1,567,346
Retirement benefit liabilities	1,015,156	1,005,538	986,860
Other non-current liabilities	1,509,535	1,149,254	1,124,943
Total non-current liabilities	4,047,825	3,704,467	3,679,148
Total liabilities	14,433,605	11,561,815	12,365,705
Financial Services Business [Member]
Current assets
Cash and cash equivalents	1,826,707	1,416,020	784,492	¥ 784,492
Trade accounts and other receivable	216,767	194,994	180,607
Finance receivables	6,756,189	6,621,604	6,657,367
Other financial assets	1,021,738	1,140,910	834,427
Other current assets	198,068	186,869	162,315
Total current assets	10,019,469	9,560,397	8,619,207
Non-current assets
Finance receivables	12,449,525	10,417,797	10,281,028
Property, plant and equipment	4,605,988	4,305,837	4,506,991
Other	1,200,256	1,106,509	959,196
Total non-current assets	18,255,770	15,830,143	15,747,215
Total assets	28,275,239	25,390,541	24,366,422
Current liabilities
Trade accounts and other payables	510,670	350,099	388,838
Short-term and current portion of long-term debt	10,286,251	9,942,634	9,244,879
Accrued expenses	102,200	74,508	94,707
Income taxes payable	88,153	15,064	20,295
Other current liabilities	1,002,615	937,231	781,665
Total current liabilities	11,989,889	11,319,535	10,530,384
Non-current liabilities
Long-term debt	12,044,994	10,016,507	9,982,796
Retirement benefit liabilities	19,940	16,623	15,850
Other non-current liabilities	696,294	1,053,466	959,138
Total non-current liabilities	12,761,228	11,086,596	10,957,784
Total liabilities	24,751,117	22,406,131	21,488,168
Elimination of assets and liabilities [Member]
Non-current assets
Total assets	(1,202,599)	(1,331,279)	(1,092,638)
Non-current liabilities
Total liabilities	¥ (1,205,911)	¥ (1,334,595)	¥ (1,092,679)